Financial Liabilities - Promissory Notes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	[1]
Financial Liabilities
Promissory notes subscribed	€ 160	€ 316
Buy-backs or redemptions	(1,550,000)	(5,248,000)	€ (1,351,000)
Promissory notes issued 4th of May 2024
Financial Liabilities
Nominal amount of promissory notes (Euros)		€ 3,000,000
Interest rate		5.00%
Promissory notes subscribed		€ 77,000
Buy-backs or redemptions		(3,000)
Interest pending accrual		€ (1,000)
Promissory notes issued 5th of May 2025
Financial Liabilities
Nominal amount of promissory notes (Euros)	€ 3,000,000
Interest rate	4.25%
Promissory notes subscribed	€ 77,000
Interest pending accrual	€ (1,000)

[1]	(See Note 2.d)